Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Acquisition [Abstract]
Schedule of assets and liabilities
The amount of the net identifiable assets of $131,086 acquired on the date of Transaction, were as follows:

(Amount in thousands)	2021
Cash held in trust	$138,046
Cash and cash equivalents	100,000
Redemption liability	(77,997)
Warrants liability	(28,963)
Total SPAC identifiable net assets at fair value	$131,086

Schedule of transactions value of equity interest

After Redemption
Step 1 - Deemed cost of shares issued
Fair value of OpCo	$926,287
Equity interest in Holdco issued to SPAC shareholders & PIPE investors	19%
Equity interest in Holdco of Selling shareholders	81%
Deemed costs of shares issued*	$213,584
SPAC identifiable net assets at fair value	$131,086
Deemed cost of shares issued	$82,498

Step 2 - Dilutive impact of shares held in escrow
Dilutive effect of 945,036 shares held in escrow at a weighted average fair value per share of $9.08	$8,581
Step 3 - IFRS 2 ‘listing expense’	$73,917
*The deem cost of the shares was estimated based on the fair value of the OpCo issued shares (legacy Crynssen Pharma Group Limited) prior to the merger with SPAC and Holdco.

Schedule of changes in fair values

	2023	2022
As of January 1	$40,064	$101,859
Escrowed shares	—	—
Fair value remeasurement	(11,187)	(61,795)
As of December 31	$28,877	$40,064

Schedule of estimated fair values
The following table summarizes the final allocation of the purchase price based on the estimated fair values of the assets acquired and liabilities assumed at the date of asset acquisition.

(Amount in thousands)	2022
Property, plant and equipment	$1,487
Inventories	133
Other receivables	193
Right-of-use assets	4,533
Lease liabilities	(4,533)
Total	$1,813